Consolidated statement of changes in equity - EUR (€) € in Millions		Total		Hyperinflation restatement to 1 January 2022	Adjusted opening balance	Total	Total Hyperinflation restatement to 1 January 2022	Total Adjusted opening balance	Called up share capital	Called up share capital Adjusted opening balance	Share premium account	Share premium account Adjusted opening balance	Unification reserve	Unification reserve Adjusted opening balance	Other reserves	Other reserves Adjusted opening balance	Retained profit	Retained profit Hyperinflation restatement to 1 January 2022	Retained profit Adjusted opening balance	Non-controlling interests	Non-controlling interests Adjusted opening balance
Equity at beginning of period at Dec. 31, 2021		€ 19,746		€ 154	€ 19,900	€ 17,107	€ 154	€ 17,261	€ 92	€ 92	€ 52,844	€ 52,844	€ (73,364)	€ (73,364)	€ (9,210)	€ (9,210)	€ 46,745	€ 154	€ 46,899	€ 2,639	€ 2,639
Profit or loss for the period		8,269				7,642											7,642			627
Other comprehensive income, net of tax:
Equity instruments gains/(losses)		36				45									45					(9)
Cash flow hedges gains/(losses)		(91)				(92)									(92)					1
Remeasurement of defined benefit pension plans		(473)				(474)											(474)			1
Currency retranslation gains/(losses)	[1]	614	[2]			727									240		487			(113)
Total comprehensive income		8,355				7,848									193		7,655			507
Dividends on ordinary capital		(4,356)				(4,356)											(4,356)
Repurchase of shares	[3]	(1,509)				(1,509)									(1,509)
Movements in treasury shares	[4]	(31)				(31)									106		(137)
Share-based payment credit	[5]	177				177											177
Dividends paid to non-controlling interests		(572)																		(572)
Hedging (gain)/loss transferred to non-financial assets		(127)				(126)									(126)					(1)
Other movements in equity	[6]	(136)				(243)									(258)		15			107
Equity at end of period at Dec. 31, 2022		21,701				19,021			92		52,844		(73,364)		(10,804)		50,253			2,680
Profit or loss for the period		7,140				6,487											6,487			653
Other comprehensive income, net of tax:
Equity instruments gains/(losses)		(28)				(27)									(27)					(1)
Cash flow hedges gains/(losses)		(27)				(27)									(27)
Remeasurement of defined benefit pension plans		(510)				(508)											(508)			(2)
Currency retranslation gains/(losses)	[1]	(1,461)	[2]			(1,335)									(1,629)		294			(126)
Total comprehensive income		5,114				4,590									(1,683)		6,273			524
Dividends on ordinary capital		(4,327)				(4,327)											(4,327)
Cancellation of treasury shares	[7]	0				0			(4)						5,282		(5,278)
Repurchase of shares	[3]	(1,507)				(1,507)									(1,507)
Movements in treasury shares	[4]	(23)				(23)									75		(98)
Share-based payment credit	[5]	212				212											212
Dividends paid to non-controlling interests		(521)																		(521)
Hedging (gain)/loss transferred to non-financial assets		117				117									117
Other movements in equity		(2)				19									2		17			(21)
Equity at end of period at Dec. 31, 2023		20,764				18,102			88		52,844		(73,364)		(8,518)		47,052			2,662
Profit or loss for the period		6,369				5,744											5,744			625
Other comprehensive income, net of tax:
Equity instruments gains/(losses)		60				60									60
Cash flow hedges gains/(losses)		210				210									210
Remeasurement of defined benefit pension plans		264				269											269			(5)
Currency retranslation gains/(losses)	[1]	1,389	[2]			1,297									406		891			92
Total comprehensive income		8,292				7,580									676		6,904			712
Dividends on ordinary capital		(4,320)				(4,320)											(4,320)
Repurchase of shares	[3]	(1,508)				(1,508)									(1,508)
Movements in treasury shares	[4]	(95)				(95)									25		(120)
Share-based payment credit	[5]	324				324											324
Dividends paid to non-controlling interests		(712)																		(712)
Hedging (gain)/loss transferred to non-financial assets		(54)				(54)									(54)
Other movements in equity		(136)				(39)									80		(119)			(97)
Equity at end of period at Dec. 31, 2024		€ 22,555				€ 19,990			€ 88		€ 52,844		€ (73,364)		€ (9,299)		€ 49,721			€ 2,565

[1]	(a)Includes a hyperinflation adjustment of €880 million (2023: €308 million, 2022: €514 million) in relation to Argentina and Turkey.(b)
[2]	2024 net loss arises from the disposals of our Russian business, Elida Beauty, Pureit, and Qinyuan. This net loss includes a foreign currency translation reserve write-off of €545 million.
2023 includes a gain of €497 million related to the disposal of Suave. 2022 includes a gain of €2,303 million related to the disposal of the global tea business.

[3]	Repurchase of shares reflects the cost of acquiring ordinary shares as part of the share buyback programme announced on 10 February 2022 and 8 February 2024.
[4]	Includes purchases and sales of treasury shares, other than the share buyback programme and transfer from treasury shares to retained profit of share-settled schemes arising from prior years and differences between purchase and grant price of share awards.

[5]	The share-based payment credit relates to the non-cash charge recorded against operating profit in respect of the fair value of share options and awards granted to employees.
[6]	Includes the following items related to the acquisition of Nutrafol: €(269) million non-controlling interest purchase option in other reserves and €99 million non-controlling interest recognised on acquisition.

[7]	During 2023, 112,746,434 PLC ordinary shares held as treasury shares were cancelled. The amount paid to repurchase these shares was initially recognised in other reserves and is transferred to retained profit on cancellation.